CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 103,700	$ 107,551
Investment in marketable securities	3	3
Accounts receivable (net of provision for credit loss)	66,527	58,517
Other current assets	53,027	48,360
Inventories	24,974	23,213
Total current assets	248,231	237,644
Long-term investments and other assets
Investments in affiliated companies	503	517
Investments in other companies	1,874	1,542
Other non-current assets	5,695	5,413
Deferred income taxes	18,489	15,684
Funds in respect of employee rights upon retirement	33,027	28,480
Total long-term investments and other assets	59,588	51,636
Property and equipment, net	42,915	39,386
Operating lease right of use assets, net	8,004	8,878
Intangible assets, net	9,563	8,839
Goodwill	40,119	39,831
Total assets	408,420	386,214
Current liabilities
Accounts payable	25,725	19,082
Deferred revenues	29,427	27,206
Other current liabilities	67,211	57,817
Total current liabilities	122,363	104,105
Long-term liabilities
Liability for employee rights upon retirement	39,839	35,080
Deferred income taxes	751	531
Deferred revenues	14,513	14,876
Operating lease liabilities, non-current	4,156	4,745
Other non-current liabilities	1,259	2,391
Total non-current liabilities	60,518	57,623
Stockholders' equity
Stockholders’ equity	218,372	217,564
Non-controlling interests	7,167	6,922
Total equity	225,539	224,486
Total liabilities and equity	$ 408,420	$ 386,214